Convertible Promissory Notes, Net	9 Months Ended
Sep. 30, 2025
Convertible Promissory Notes, Net [Abstract]
CONVERTIBLE PROMISSORY NOTES, NET

NOTE 5 - CONVERTIBLE PROMISSORY NOTES, NET

During the second and third quarters of 2025, on (i) June 5, 2025, the Company entered into that certain Securities Purchase Agreement (the “First Purchase Agreement”) with certain existing investors, pursuant to which, the Company agreed to sell in a private placement, Debentures (the “First Debentures”) in an aggregate principal amount of $300,000 due August 5, 2025, (ii) June 16, 2025, the Company entered into that certain Securities Purchase Agreement (the “Second Purchase Agreement”) with certain existing investors, pursuant to which, the Company agreed to sell in a private placement, Debentures (the “Second Debentures”) in an aggregate principal amount of $200,000 due August 15, 2025, and (iii) July 17, 2025, the Company entered into that certain Securities Purchase Agreement (the “Third Purchase Agreement”) with certain existing investors, pursuant to which, the Company agreed to sell in a private placement, Debentures (the “Third Debentures” and, together with the First Debentures and Second Debentures, the “Q2 Debentures”) in an aggregate principal amount of $200,000 due September 17, 2025. Subsequently, the maturity dates of the Debentures were extended until December 13, 2025. In addition, on November 12, 2025, the Company entered into that certain Securities Purchase Agreement (the “Fourth Purchase Agreement” and, together with the First Purchase Agreement, the Second Purchase Agreement and the Third Purchase Agreement, the “Purchase Agreements”) with certain existing investors, pursuant to which, the Company agreed to sell in a private placement, Debentures (the “Fourth Debentures” and, together with the Q2 Debentures, the “Debentures”) in an aggregate principal amount of $200,000 due January 12, 2026. On September 15, 2025, the Company received an advance in the amount of $400,000 in respect of the Fourth Purchase Agreement (the “Advance”).

The Advance was accounted for with the same terms as the Q2 Debentures as these were the terms that were included in the agreement signed on November 12, 2025 (see Note 10). The Debentures do not bear interest. The Debentures also set forth certain customary events of default after which the Debentures may be declared immediately due and payable, including certain types of bankruptcy or insolvency events of default. Subject to the satisfaction of certain conditions, including applicable prior notice to the holders of the Debentures, at any time prior to the maturity dates, the Company may elect to prepay all or a portion of the-then outstanding principal amount of the Debentures.

In the event that prior to the maturity dates the Company consummates a public offering of its securities (“Public Offering”), the then-outstanding principal amount of the Debentures automatically converts into shares of the Company’s Common Stock (the “Debenture Shares”) at a conversion price equal to the per share price of the shares of Common Stock offered in the Public Offering. The Debenture Shares, if any, are subject to the same terms and conditions as the shares of Common Stock issued in a Public Offering, including the issuance of any accompanying warrants to purchase shares of Common Stock issued and registration rights granted, if any, to investors in the Public Offering.

In addition, pursuant to the Purchase Agreements the Company agreed to issue (A) subject to the consummation of a Public Offering, warrants to purchase up to a number of shares of Common Stock (the “Purchase Warrants”), equal to: (i) in the event the Debentures are outstanding as of the date of the consummation of the Public Offering, 150% of the Debenture Shares issued, if any; or (ii) in the event that the Debentures are not outstanding as of the Public Offering closing date, 100% of the Debenture Shares that would have been issued, if any, as if such Debentures were outstanding as of the Public Offering closing date, and (B) subject to the completion of a Public Offering by the Company of warrants to purchase shares of Common Stock, additional warrants to purchase shares of Common Stock (the “Additional Warrants” and, collectively with the Purchase Warrants, the “Bridge Financing Warrants”) equal to: (i) in the event that the Debentures are outstanding as of the Public Offering closing date, 150% of the number of shares of Common Stock underlying the warrants issued in the Public Offering that the purchaser would have been entitled to receive had the purchaser participated in the Public Offering in the amount equal to the purchaser’s subscription amount under the Purchase Agreements (the “Warrant Subscription Amount”); or (ii) in the event that the Debentures are not outstanding as of the Public Offering closing date, 100% of the Warrant Subscription Amount.

The Company reviewed the terms of the Bridge Financing Warrants to be issued and determined that due to the variable number of instruments to be issued, they would constitute a derivative liability. At the initial date, the Company estimated the fair value of both sets of Bridge Financing Warrants and allocated the total gross proceeds received between them based on that relative fair value identified. The fair value of the embedded derivative financial instruments was bifurcated from the host instrument and remeasured on recurring basis at each reporting period under marked to market approach. The fair value of the derivative liabilities at inception amounted to $472,750 and were recorded as debt discounts to the Debentures which are amortized over the life of the loan using the effective interest method. Amortization of debt discount for the nine month period ending September 30, 2025 amounted to $174,408 using effective interest rates of 74.24%-76.57% for the estimated amortization period.

Derivative Liability

The Company valued the derivative liability relating to the embedded conversion features using the Black Scholes Model using the following assumptions on the respective dates of the Debentures:

	June 5, 2025	June 16, 2025	July 17, 2025	September 15, 2025	September 30, 2025
Stock price	$0.006	$0.0124	$0.019	$0.0215	$0.0160
Exercise price	0.057	0.0118	0.018	0.0204	0.0152
Term (years)	2.5	2.5	2.5	2.5	2.5
Annual volatility	42.06%	42.05%	41.81%	43.53%	43.50%
Risk free rate	3.90%	3.93%	3.89%	3.50%	3.61%
Dividend yield	0%	0%	0%	0%	0%
Estimated warrant amount	75,000,000	24,193,548	15,789,474	27,906,977	103,125,000
Fair value of warrants	$128,417	$85,665	$85,213	$173,455	$478,285

The Company has assumed that the Debentures will be outstanding as of the potential Public Offering. The Company discounted the Purchase Warrants value due to an estimated probability of 90% of the occurrence of a Public Offering. The Additional Warrants were fully discounted resulting from the Company’s current estimation of a zero probability of an occurrence of Public Offering including warrants.

The Company’s activity in its convertible promissory notes, net related derivative liability was as follows for the period ended September 30, 2025:

Balance of derivative liability at January 1, 2025	$-
Transfer in due to issuance of convertible promissory notes, net with warrant derivative liability	472,750
Change in fair value of warrant derivative liability	5,535
Balance of derivative liability at September 30, 2025	$478,285